Additional Information Included in the Consolidated Statement of Cash Flows (Tables)	9 Months Ended	12 Months Ended
	Jun. 30, 2024	Sep. 30, 2023
Additional Information Included in the Consolidated Statement of Cash Flows [Abstract]
Schedule of Changes in Non-Cash Working Capital Items

Changes in non-cash working capital items:

	Nine months ended June 30,
	2024 $	2023 $
Trade receivable and other receivables	2,142,134	1,642,297
Government assistance and R&D tax credit receivable	5,792	707,157
Inventories	(1,007,540)	(714,461)
Prepaid expenses	(1,106,139)	(70,828)
Accounts payable and accrued liabilities	(10,872,814)	992,829
Provisions	(878,144)	958,761
	(11,716,711)	3,515,755

Changes in non-cash working capital items:

		As restated (note 2)	As restated (note 2)
	As at September 30,
	2023 $	2022 $	2021 $
Trade receivable and other receivables	96,806	(2,219,607)	(896,440)
Government assistance and R&D tax credits receivable	(205,042)	553,097	1,517,744
Inventories	(609,663)	(541,093)	272,309
Prepaid expenses	(273,497)	95,795	(178,516)
Accounts payable and accrued liabilities	2,534,308	1,720,000	2,784,731
Provisions	878,144	—	—
	2,421,056	(391,808)	3,499,828